DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenues
	December 31,
	2024	2023

Security subscriptions	$1,064.0	$970.2
Software updates and maintenance	896.7	904.1
Other	39.6	33.4

	$2,000.3	$1,907.7